Note 9 - Other Borrowings - Composition of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Borrowings	$ 65,443	$ 57,148
Secured Notes with Interest at 1.52 Percent [Member]
Federal Home Loan Bank		22,048
Secured Notes With Interest At Zero Percent [Member]
Federal Home Loan Bank		100
Secured Notes with Interest at 2.55 Percent [Member]
Federal Home Loan Bank	1,281
Secured Notes With Interest At 1.72% [Member]
Federal Home Loan Bank	6,000	6,000
Secured Notes With Interest At 2.90% [Member]
Federal Home Loan Bank	8,000
Secured Notes With Interest At 2.99% [Member]
Federal Home Loan Bank	7,000	7,000
Secured Notes With Interest At 1.86% [Member]
Federal Home Loan Bank	6,000	6,000
Secured Notes With Interest At 2.94% [Member]
Federal Home Loan Bank	8,000
Secured Notes With Interest At 2.98% [Member]
Federal Home Loan Bank	9,000
Secured Notes With Interest At 1.97% [Member]
Federal Home Loan Bank	6,000	6,000
Secured Notes from Zions Bank with Interest at 2.64% [Member]
Other Borrowings	2,917
Note Payable With Interest At 4.875% [Member]
Other Borrowings	9,750	10,000
Secured Notes With Interest At 3.00% [Member]
Other Borrowings	$ 1,495